Related Party Transactions	3 Months Ended
Mar. 31, 2014
Notes
Related Party Transactions

NOTE 6. RELATED PARTY TRANSACTIONS

On October 12, 2009, the Company entered into a consulting agreement with Huntington Chase, Ltd., a Nevada corporation, wherein Edward W. Withrow III, the Company’s Chairman, owns a majority control. The consulting agreement provides for Huntington Chase, Ltd. to perform certain advisory functions, and to be paid $15,000 per month for a period of 3 years until October 12, 2012. A modification to the consulting agreement was made on October 12, 2012, to extend the term for an additional three years. On January 1, 2014, the party under which the consulting services are provided was modified to Huntington Chase Financial Group. The total consulting fees owing under this agreement at March 31, 2014 and December 31, 2013, of $737,500 and $692,500, respectively, was converted to a loan payable. On December 31, 2013, the principal amount of the note was modified to include cash loans made to the Company in the amount of $213,859, and the note in its entirety, including accrued interest of $51,204, was assigned to Huntington Chase Financial Group. On January 5, 2014, $200,000 of the principal was assigned to certain non-related parties (Note 5).  As a result, the principal amount of the note was modified from $906,759 at December 31, 2013 to $751,359 as of March 31, 2014. The note bears interest at a rate of seven percent (7%) per annum, is due within one (1) year of written demand, and is convertible into the Company’s common stock at a strike price of $0.07 per share. Accrued interest at March 31, 2014 and December 31, 2013, was $90,079 and $77,696, respectively.

On December 31, 2013, the Company issued a modification to consolidate all Promissory Notes payable to Huntington Chase Ltd. for cash loans made to the Company’s subsidiary, Ecologic Products, Inc., in the aggregate principal sum of $153,912, and to assign the note in its entirety, including accrued interest of $27,369, to Huntington Chase Financial Group.  The note bears interest at a rate of seven percent (7%) per annum, is due within one (1) year of written demand, and is convertible into the Company’s common stock at a strike price of $0.07 per share. Accrued interest at March 31, 2014 and December 31, 2013, was $30,025 and $27,369, respectively.

On November 1, 2011, the Company entered into an Employment Agreement with William B. Nesbitt, for his services as President and Chief Executive Officer of the Company (the “Agreement”). The initial term of the Agreement was for a period of twelve (12) months, and is automatically renewed annually unless terminated by either party. The Agreement provides for initial compensation of $10,000 per month for the first nine months, increasing to $20,833 effective August 1, 2012, having reached certain goals of the Company.  In addition, the Agreement provides for expense reimbursements, an initial Stock Option grant of 1,500,000 shares of the Company’s common stock, and annual performance options. Any unpaid compensation under the Agreement shall be converted to a Senior Note Payable on a monthly basis. As of March 31, 2014 and December 31, 2013, accrued compensation in the amount of $516,666 and $454,166, respectively, has been converted into a Convertible Senior Promissory Note which bears interest at a rate of five percent (5%) per annum, is payable upon certain equity funding goals, and is convertible into the Company’s common stock at a strike price of $0.07 per share..  Accrued interest at March 31, 2014 and December 31, 2013, was $26,413 and $20,813, respectively.

On November 15, 2013, the Company issued a Convertible Promissory Note in the amount of $150,000 to John Ogden, a director of the Company, for consulting services rendered to the Company.  The note bears interest at a rate of five percent (5%) per annum, matures on November 15, 2015, and is convertible into the Company’s common stock at a strike price of $0.08 per share. Accrued interest at March 31, 2014 and December 31, 2013, was $2,795 and $945, respectively.

On November 15, 2013, the Company issued a Convertible Promissory Note in the amount of $72,067 to Call Bucci, the Company’s chief financial officer, for unpaid compensation.  On March 31, 2014, the note was modified to increase the principal by $24,000 for additional unpaid compensation, for a modified principal of $96,067. The note bears interest at a rate of five percent (5%) per annum, matures on November 15, 2015, and is convertible into the Company’s common stock at a strike price of $0.08 per share. Accrued interest at March 31, 2014 and December 31, 2013, was $1,343 and $454, respectively.

Related party transactions consists of the following:

	March 31, 2014	December 31, 2013
Loans to the Company	$1,668,005	$1,785,505
Accrued interest	150,655	136,731
Total related party loans	1,818,660	1,922,236

Accrued compensation	––	151,755
Reimbursable expenses	69,670	45,405
Total related party payable	69,670	197,160
Total related party transactions	$1,888,330	$2,119,396

Related party loans consist of the following convertible notes payable at March 31, 2014:

Related Party	Principal	Annual Interest Rate	Accrued Interest	Conversion Price	Term/Due

Huntington Chase Financial Group	$905,272	7%	$$120,104	$0.07	1 yr from demand
William Nesbitt	516,666	5%	26,413	$0.07	Equity funding
John Ogden	150,000	5%	2,795	$0.08	11/15/15
Calli Bucci/MJ Management LLC	96,067	5%	1,343	$0.08	11/15/15
Total	$1,668,005		$150,655

All outstanding related party notes payable bear interest at the rate of 5% to 7% per annum, are due and payable within one (1) year of written demand or by November 15, 2015, and are convertible into the Company’s common stock at a price of $0.07 to $0.08 per share.

As at March 31, 2014 and December 31, 2013, respectively, affiliates and related parties are due a total of » $1,888,330  and $2,119,396, which is comprised of loans to the Company of $1,668,005 and $1,785,505, accrued interest of $150,655 and $136,731, accrued compensation of $0 and $151,755, and reimbursable expenses of $69,670 and $45,405, for a net decrease of $231,066.

The Company’s decrease in loans to the Company of $68,500 is due to an increase in unpaid compensation owed to Huntington Chase Financial Group, William Nesbitt and. and Calli Bucci/MJ Management, LLC, all related party creditors, in the amount of $131,500 which has been converted to convertible notes payable; and a decrease of $(200,000) resulting from the assignment of debt to non-related parties (Note5).

The Company’s decrease in unpaid compensation of $151,755 is due to unpaid compensation converted into notes payable, of which $139,755 was transferred to non-related party notes payable (Note 5).

The Company’s expenses reimbursable to related parties increased by $24,265 and $33,996 during the three months ended March 31, 2014 and the year ended December 31, 2013, respectively.

During the three months ended March 31, 2014 and the year ended December 31, 2013, respectively, $13,924 and $64,956 of interest was accrued. As of March 31, 2014 and December 31, 2013, accrued interest payable to related parties was $150,655 and $136,731, respectively.